TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (5,918)	$ (11,475)	$ 20,247
Foreign	4,077	4,467	3,619
Income (loss) before taxes on income	$ (1,841)	$ (7,008)	$ 23,866